Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 113,776	$ 6,971
Trade and other receivables	8,011	7,611
Short-term investments	1,852	10,801
Other current assets	737	2,761
Total current assets	124,376	28,144
Non-current
Stream, royalty and other interests	356,612	395,533
Hod Maden and other investments in associates	112,906	116,585
Investments	45,084	72,840
Other long-term assets	10,943	5,770
Deferred income tax assets	0	4,303
Total assets	649,921	623,175
Current
Trade and other payables	3,434	3,865
Non-current
Deferred income tax liabilities	5,477	196
Lease liabilities and other	2,868	3,218
Bank debt	0	45,000
Total liabilities	11,779	52,279
— EQUITY
Share capital	719,730	657,551
Reserves	18,902	20,466
Retained earnings (deficit)	10,951	(2,866)
Accumulated other comprehensive loss	(111,441)	(104,255)
Total equity	638,142	570,896
Total liabilities and equity	$ 649,921	$ 623,175